Segment Information - Summary of Revenue Recognized (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of products and services [line items]
Revenues recognized		¥ 227,485	[1]	¥ 207,182	[1]	¥ 167,147	[2]
Advertising [member]
Disclosure of products and services [line items]
Revenues recognized		124,842		108,237		75,971
Advertising [member] | Display advertising [member]
Disclosure of products and services [line items]
Revenues recognized	[3]	49,655		36,221		26,609
Advertising [member] | Account advertising [member]
Disclosure of products and services [line items]
Revenues recognized	[4]	62,654		56,714		38,929
Advertising [member] | Other advertising [member]
Disclosure of products and services [line items]
Revenues recognized	[5]	12,533		15,302		10,433
Communication, content, and others [member]
Disclosure of products and services [line items]
Revenues recognized		71,869		70,161		73,185
Communication, content, and others [member] | Communication [member]
Disclosure of products and services [line items]
Revenues recognized	[6]	28,319		28,527		30,225
Communication, content, and others [member] | Content [member]
Disclosure of products and services [line items]
Revenues recognized	[7]	38,344		38,237		40,144
Communication, content, and others [member] | Others [member]
Disclosure of products and services [line items]
Revenues recognized		5,206		3,397		2,816
Core business [member]
Disclosure of products and services [line items]
Revenues recognized		196,711		178,398		149,156
Strategic business [member]
Disclosure of products and services [line items]
Revenues recognized		30,774		28,784		17,991
Strategic business [member] | Others [member]
Disclosure of products and services [line items]
Revenues recognized	[8]	11,585		9,205		5,692
Strategic business [member] | Friends [member]
Disclosure of products and services [line items]
Revenues recognized	[9]	¥ 19,189		¥ 19,579		¥ 12,299

[1]	Refer to Note 5 Segment Information for further details of revenue by segment.
[2]	The segment information for the year ended December 31, 2017 is presented based on IAS 18, while it is presented under IFRS 15 for the years ended December 31, 2018 and 2019.
[3]	Revenues from display advertising primarily consisted of fees from advertisement on services such as Timeline, Smart Channel and LINE NEWS.
[4]	Revenues from account advertising primarily consisted of fees from LINE Official Accounts, Sponsored Stickers and LINE Points.
[5]	Revenues from other advertising were mainly attributable to advertising revenue from livedoor, NAVER Matome and LINE Part-Time Job.
[6]	Revenues from communication were mainly attributable to sales of LINE Stickers and Creator Stickers.
[7]	Revenues from content primarily consisted of sales of LINE GAME’s virtual items.
[8]	Others for the year ended December 31, 2017 and 2018 primarily consisted of revenues from LINE Mobile service and E-commerce. Others for the year ended December 31, 2019 primarily consisted of revenue from E-commerce.
[9]	Friends primarily consisted of revenues from sales of character goods.